Stock Compensation Expense (Details) - Schedule of Vested and Nonvested Stock - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Vested and Nonvested Stock Options [Member]
Stock Compensation Expense (Details) - Schedule of Vested and Nonvested Stock [Line Items]
Number, Outstanding Begining balance	19,912,281
Weighted Average Exercise Price, Outstanding Begining balance	$ 0.38
Weighted Average Remaining Life, Begining balance	4 years 10 months 9 days
Number, Granted
Weighted Average Exercise Price, Granted
Weighted Average Remaining Life, Granted
Number, Exercised	(1,048,627)
Weighted Average Exercise Price, Exercised	$ 0.38
Weighted Average Remaining Life, Exercised
Number, Expired or forfeited
Weighted Average Exercise Price, Expired or forfeited
Weighted Average Remaining Life, Expired or forfeited
Number, Outstanding Ending balance	18,863,654	19,912,281
Weighted Average Exercise Price, Outstanding Ending balance	$ 0.38	$ 0.38
Weighted Average Remaining Life, Ending balance	4 years 1 month 17 days
Vested and Nonvested Stock Warrants [Member]
Stock Compensation Expense (Details) - Schedule of Vested and Nonvested Stock [Line Items]
Number, Outstanding Begining balance	6,575,284
Weighted Average Exercise Price, Outstanding Begining balance	$ 10.41
Weighted Average Remaining Life, Begining balance	5 years 9 months 14 days
Number, Granted
Weighted Average Exercise Price, Granted
Weighted Average Remaining Life, Granted
Number, Exercised	(651,951)
Weighted Average Exercise Price, Exercised	$ 0.53
Weighted Average Remaining Life, Exercised
Number, Expired or forfeited
Weighted Average Exercise Price, Expired or forfeited
Weighted Average Remaining Life, Expired or forfeited
Number, Outstanding Ending balance	5,923,333	6,575,284
Weighted Average Exercise Price, Outstanding Ending balance	$ 11.5	$ 10.41
Weighted Average Remaining Life, Ending balance	4 years 6 months 18 days
Nonvested Stock Warrants [Member]
Stock Compensation Expense (Details) - Schedule of Vested and Nonvested Stock [Line Items]
Number, Outstanding Begining balance
Weighted Average Exercise Price, Outstanding Begining balance
Number, Granted
Weighted Average Exercise Price, Granted
Number,Vested
Weighted- Average Exercise Price, Vested
Number, Expired or forfeited
Weighted Average Exercise Price, Expired or forfeited
Number, Outstanding Ending balance
Weighted Average Exercise Price, Outstanding Ending balance